Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2019
Buildings [Memebr]
Significant Accounting Policies (Textual)
Depreciation of right-of-use asset	2 years
Motor Vehicles [Member] | Bottom of range [Member]
Significant Accounting Policies (Textual)
Depreciation of right-of-use asset	2 years
Motor Vehicles [Member] | Top of range [Member]
Significant Accounting Policies (Textual)
Depreciation of right-of-use asset	3 years